SUBSEQUENT EVENTS (Details)				6 Months Ended
	Feb. 13, 2026 USD ($) $ / shares shares	May 01, 2024	Mar. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Mar. 15, 2023 $ / shares
SUBSEQUENT EVENTS
Authorized share capital | $				$ 58,000
Reverse stock split ratio		0.056		0.2
Subsequent event
SUBSEQUENT EVENTS
Authorized share capital | $	$ 320,000
Reverse stock split ratio	0.000125
Class A Ordinary Shares
SUBSEQUENT EVENTS
Authorized share capital | $			$ 58,000			$ 15,725,000
Ordinary shares, shares authorized			500,000,000	500,000,000	500,000,000	150,000,000
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0925
Reverse stock split ratio		0.056	0.056
Class A Ordinary Shares | Subsequent event
SUBSEQUENT EVENTS
Ordinary shares, shares authorized	3,000,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001
Additional ordinary shares	2,500,000,000
Class B ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, shares authorized			80,000,000	80,000,000	80,000,000	20,000,000
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0925	$ 0.0925
Reverse stock split ratio		0.056
Class B ordinary shares | Subsequent event
SUBSEQUENT EVENTS
Ordinary shares, shares authorized	200,000,000
Par value (in dollars per share) | $ / shares	$ 0.0001
Additional ordinary shares	120,000,000